15A. Long Term Borrowing (Tables)	12 Months Ended
Dec. 31, 2016
ZHEJIANG TIANLAN
Long Term Borrowing
	2016	2015
	RMB’000	RMB’000

Loan borrowed by the Company	111,691	170,732